Restatement of Financial Statement - Schedule of Previously Issued Financial Statements (Details) (Parenthetical) - USD ($)		3 Months Ended
	Mar. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Notes payable	$ 15,000
Amortization of debt discount		$ 35
Change in fair value of derivative liability		91
Professional and merger related fees		$ 31,650
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000
Preferred stock, liquidation value	$ 4,000,000	$ 4,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	115,147,064	115,147,064	114,202,944
Common Stock, shares outstanding	115,147,064	115,147,064	114,202,944
As Filed [Member]
Amortization of debt discount
Change in fair value of derivative liability
Professional and merger related fees		$ 31,650
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		4,000,000
Preferred stock, shares issued		4,000,000
Preferred stock, shares outstanding		4,000,000
Preferred stock, liquidation value		$ 4,000,000
Common stock, par value		$ 0.001
Common stock, shares authorized		500,000,000
Common stock, shares issued		115,147,064
Common Stock, shares outstanding		115,147,064
RDW Capital, LLC [Member]
Notes payable	$ 4,000	$ 950
Notes payable, interest rate	12.00%
Note maturity date	Aug. 16, 2017
Number of shares issuable upon conversion, percent	300.00%
Debt conversion, description	The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages the ten (10) days preceding the date of conversion and contains price protection on the conversion rate.
Weighted average conversion price, percentage	50.00%
Debt, principal balance	$ 4,000	4,000
Debt discount	3,071	3,050
Accrued interest expense	1
Amortization of debt discount	21
Change in fair value of derivative liability	52
Professional and merger related fees	15,000
RDW Capital, LLC [Member] | Convertible Notes Payable One [Member]
Notes payable	$ 2,464	214
Notes payable, interest rate	12.00%
Note maturity date	Sep. 15, 2017
Number of shares issuable upon conversion, percent	300.00%
Debt conversion, description	The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages the ten (10) days preceding the date of conversion and contains price protection on the conversion rate.
Weighted average conversion price, percentage	50.00%
Debt, principal balance	$ 2,464	2,464
Debt discount	2,263	$ 2,250
Accrued interest expense	1
Amortization of debt discount	13
Change in fair value of derivative liability	$ 39